CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2020			$ 665,985	$ (288,859)	$ (24,552)	$ (198,991)	$ 153,583
Beginning balance , shares at Mar. 31, 2020	[1]	35,000,000
Net income for the year				2,866,857		46,789	2,913,646
Investment in subsidiary - Toronto ESchool						31,808	31,808
Capital contribution made by noncontrolling shareholders - Art Academy						(31,808)	(31,808)
Foreign currency translation loss					187,847	(23,163)	164,684
Ending balance, value at Mar. 31, 2021			665,985	2,577,998	163,295	(175,365)	3,231,913
Ending balance , shares at Mar. 31, 2021	[1]	35,000,000
Net income for the year				9,749		(66,223)	(56,474)
Foreign currency translation loss					21,884	4,449	26,333
Capital contribution made by noncontrolling shareholders - Conbridge						6,345	6,345
Capital contribution made by noncontrolling shareholders - Lowell						42,731	42,731
Capital contribution made by noncontrolling shareholders - Princeton						(1)	(1)
Capital contribution made by noncontrolling shareholders – MTM Animation						424,316	424,316
Ending balance, value at Mar. 31, 2022			$ 665,985	$ 2,587,747	$ 185,179	$ 236,252	$ 3,675,163
Ending balance , shares at Mar. 31, 2022	[1]	35,000,000

[1]	Retroactively restated for effect of recapitalization